Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2022 (Unaudited)
	Principal
	Amount	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 2.66%
Freddie Mac Multifamily ML Certificates
2020-ML07, 2.006%, 10/25/2036 (a)(b)(c)	$15,459,924	$2,649,831
2019-ML05, 0.247%, 11/25/2033 (a)(b)	46,948,577	883,103
2019-ML06, 1.132%, 06/25/2037 (a)(b)	10,845,698	1,014,073
2021-ML08, 1.846%, 07/25/2037 (a)(b)	18,290,294	2,914,924
2021-ML10, 2.055%, 01/25/2038 (a)(b)(c)	14,376,281	2,677,726
2021-ML11, 0.769%, 03/25/2038 (a)(b)(c)	34,586,028	2,136,033
2021-ML10, 1.517%, 06/25/2038 (a)(b)(c)	15,283,490	2,095,061
2021-ML09, 1.552%, 02/25/2040 (a)(b)(c)	25,362,111	3,575,297
2021-ML12, 1.219%, 01/25/2041 (a)(b)(c)	19,406,450	2,199,139
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $20,522,857)		20,145,187

CORPORATE BONDS - 0.03%
Administrative and Support Services - 0.03%
Vonore Fiber Products, LLC
16.000%, 07/10/2022 (d)	205,534	205,534
TOTAL CORPORATE BONDS (Cost $205,534)		205,534

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.68%
California Housing Finance Agency
2021-2, 0.843%, 03/25/2035	32,273,972	1,948,379
2021-1, 0.796%, 11/20/2035	42,913,704	2,563,665
2021-3, 0.764%, 08/20/2036 (b)	26,136,378	1,702,263
Washington State Housing Finance Commission
2021-1, 0.725%, 12/20/2035 (b)	62,920,989	3,439,261
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $10,038,318)		9,653,568

MUNICIPAL BONDS - 94.93%
Alabama - 1.05%
Black Belt Energy Gas District
4.000%, 06/01/2028	2,450,000	2,600,792
Huntsville Public Building Authority
5.000%, 02/01/2047	3,715,000	4,282,225
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,095,543
		7,978,560
Alaska - 0.78%
Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,293,869
Alaska Industrial Development & Export Authority
5.250%, 06/01/2045	2,735,000	2,838,971
CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,799,212
		5,932,052
Arizona - 4.03%
Arizona Industrial Development Authority
1.400%, 07/01/2022	150,000	149,792
1.500%, 07/01/2023	150,000	146,267
1.800%, 07/01/2024	175,000	166,177
3.250%, 07/01/2031	2,000,000	1,785,334
4.000%, 11/01/2045	2,000,000	1,962,701
4.000%, 11/01/2050	2,500,000	2,416,890
5.000%, 02/01/2037	1,500,000	1,663,868
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2038	2,000,000	2,538,987
5.500%, 07/01/2042	1,545,000	1,996,203
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	175,000	178,327
Industrial Development Authority of the City of Phoenix
4.000%, 07/01/2026 (c)	2,925,000	2,930,476
5.000%, 07/01/2045 (c)	4,000,000	4,051,046
6.750%, 07/01/2044 (c)	3,000,000	3,197,627
Park Central Community Facilities District
4.375%, 07/01/2024	1,205,000	1,211,799
Town of Queen Creek, AZ Excise Tax Revenue
5.000%, 08/01/2034	3,925,000	4,639,354
5.000%, 08/01/2037	1,300,000	1,523,744
		30,558,592
Arkansas - 0.34%
County of Saline, AR
3.550%, 06/01/2042	350,000	328,649
University of Arkansas
5.000%, 04/01/2047	2,000,000	2,275,419
		2,604,068
California - 14.76%
Adventist Health System
2.952%, 03/01/2029	4,175,000	3,852,646
California County Tobacco Securitization Agency
1.750%, 06/01/2030	75,000	75,000
5.000%, 06/01/2033	1,950,000	2,151,479
California Educational Facilities Authority
5.000%, 03/15/2039	1,015,000	1,264,619
California Municipal Finance Authority
4.000%, 12/01/2026 (c)	1,750,000	1,706,733
5.000%, 12/01/2054 (c)	1,000,000	1,052,530
5.000%, 12/01/2046 (c)	750,000	793,564
California Pollution Control Financing Authority
4.000%, 11/01/2023 (c)(d)	3,000,000	2,918,982
California Public Finance Authority
2.875%, 05/15/2027 (c)	1,125,000	1,065,488
California State Public Works Board
5.000%, 11/01/2046	1,250,000	1,441,407
California Statewide Communities Development Authority
6.400%, 06/01/2039	2,415,000	2,817,673
City of Los Angeles, Department of Airports
5.000%, 05/15/2045	7,000,000	7,779,648
City of San Diego, CA Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,520,000	1,537,793
Clovis Unified School District
0.000%, 08/01/2028 (e)	2,175,000	1,825,012
Coachella Valley Unified School District, CA
0.000%, 08/01/2034 (e)	1,145,000	723,937
0.000%, 08/01/2035 (e)	515,000	310,760
0.000%, 08/01/2043 (e)	1,015,000	414,989
East Bay Municipal Utility District Water System Revenue
5.000%, 06/01/2034	8,000,000	9,811,501
El Camino Healthcare District
0.000%, 08/01/2028 (e)	1,935,000	1,613,798
Encinitas Union School District
0.000%, 08/01/2035 (e)	1,070,000	1,400,425
Golden State Tobacco Securitization Corp.
3.000%, 06/01/2046	4,375,000	3,868,750
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	3,415,000	3,265,474
Los Angeles County Public Works Financing Authority
5.000%, 12/01/2042	2,750,000	3,167,591
Los Angeles Housing Authority
5.000%, 06/01/2044	2,200,000	2,358,506
Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	988,867
Manteca Redevelopment Agency Successor Agency
2.393%, 10/01/2030	500,000	446,970
Mesa Water District
5.000%, 03/15/2050	4,875,000	5,535,965
M-S-R Energy Authority
6.500%, 11/01/2039	2,350,000	3,009,996
7.000%, 11/01/2034	1,160,000	1,480,784
Palmdale Elementary School District
0.000%, 08/01/2028 (e)	500,000	412,971
Ravenswood City School District
5.000%, 08/01/2038	1,360,000	1,499,117
Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,121,116
Riverside County Redevelopment Successor Agency
5.000%, 10/01/2031	840,000	925,446
San Diego County Regional Airport Authority
5.000%, 07/01/2056	6,935,000	7,598,544
San Diego County Regional Transportation Commission
5.000%, 04/01/2048	2,200,000	2,519,601
San Diego Public Facilities Financing Authority
5.000%, 05/15/2047	5,000,000	5,810,855
San Diego Unified School District
0.000%, 07/01/2041 (e)	2,065,000	1,907,763
San Leandro Unified School District
0.000%, 08/01/2039 (e)	2,175,000	2,020,848
San Mateo Union High School District
0.000%, 09/01/2041 (e)	1,285,000	1,278,004
Santa Barbara Secondary High School District
0.000%, 08/01/2040 (e)	1,400,000	686,269
St. Helena Unified School District
0.000%, 06/01/2036 (e)	2,805,000	3,228,732
University of California
5.000%, 05/15/2046	7,500,000	8,618,656
5.500%, 05/15/2058	3,720,000	4,178,894
West Contra Costa Unified School District
0.000%, 08/01/2036 (e)	2,220,000	1,322,331
		111,810,034
Colorado - 3.39%
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2034	2,500,000	2,876,565
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	800,000	778,268
Colorado Health Facilities Authority
5.000%, 08/01/2044	2,410,000	2,516,410
Denver City & County School District No. 1
5.000%, 12/01/2045	2,870,000	3,347,838
El Paso County School District No. 49
5.000%, 12/15/2031	1,500,000	1,628,202
Public Authority for Colorado Energy
6.500%, 11/15/2038	3,845,000	5,037,844
Pueblo City Schools
5.000%, 12/15/2039	2,000,000	2,282,731
Regional Transportation District
4.000%, 07/15/2039	3,535,000	3,399,743
Vauxmont Metropolitan District
5.000%, 12/01/2050	3,450,000	3,841,257
		25,708,858
Connecticut - 0.70%
State of Connecticut
5.000%, 06/01/2041	1,625,000	1,845,143
State of Connecticut Special Tax Revenue
5.000%, 05/01/2041	3,000,000	3,430,542
		5,275,685
Delaware - 0.49%
University of Delaware
5.000%, 11/01/2038	1,595,000	1,926,778
5.000%, 11/01/2039	1,510,000	1,825,905
		3,752,683
District of Columbia - 1.03%
District of Columbia
5.000%, 06/01/2055	2,000,000	2,053,459
5.000%, 10/01/2047	2,000,000	2,284,425
Washington Metropolitan Area Transit Authority
5.000%, 07/15/2046	3,000,000	3,431,542
		7,769,426
Florida - 5.85%
Capital Trust Agency, Inc.
5.000%, 08/01/2040	300,000	317,691
5.000%, 08/01/2055	800,000	831,642
City of Belle Isle, FL
5.500%, 10/01/2022	120,000	121,274
City of Orlando, FL Tourist Development Tax Revenue
5.000%, 11/01/2038	1,000,000	1,112,818
City of Tampa, FL
5.000%, 07/01/2050	3,500,000	3,756,688
County of Lake, FL
3.375%, 08/15/2026	1,000,000	984,742
County of Lee, FL Airport Revenue
5.000%, 10/01/2046	3,000,000	3,272,858
County of Miami-Dade, FL
0.000%, 10/01/2041 (e)	1,285,000	575,253
0.000%, 10/01/2042 (e)	960,000	409,206
0.000%, 10/01/2045 (e)	4,500,000	1,677,422
5.000%, 07/01/2043	1,500,000	1,626,225
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	3,250,000	3,405,723
County of Miami-Dade, FL Water & Sewer System Revenue
5.000%, 10/01/2046	4,000,000	4,490,591
Florida Development Finance Corp.
5.000%, 09/15/2040 (c)	2,050,000	2,107,316
5.500%, 09/15/2025 (c)	1,260,000	1,262,307
6.500%, 01/01/2049 (c)	2,735,000	2,644,140
7.375%, 01/01/2049 (c)	3,000,000	3,035,690
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,579,087
School Board of Miami-Dade County
5.000%, 03/15/2039	2,645,000	2,874,842
School District of Broward County, FL
5.000%, 07/01/2047	7,000,000	8,220,461
		44,305,976
Georgia - 2.31%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	90,000	91,518
Brookhaven Development Authority
5.000%, 07/01/2039	875,000	951,044
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,725,159
City of Conyers, GA
4.300%, 03/01/2031 (d)	1,185,000	1,048,479
Cobb County Kennestone Hospital Authority
5.000%, 04/01/2050	5,000,000	5,458,989
5.000%, 04/01/2037	175,000	194,636
5.000%, 04/01/2038	550,000	610,712
Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	559,800
Macon-Bibb County Housing Authority
1.400%, 11/01/2024	1,200,000	1,197,553
1.625%, 10/01/2024	3,250,000	3,248,356
Main Street Natural Gas, Inc.
5.000%, 05/15/2029	1,250,000	1,348,782
Municipal Electric Authority of Georgia
5.000%, 01/01/2045	1,000,000	1,098,288
		17,533,316
Hawaii - 2.24%
City & County Honolulu, HI Wastewater System Revenue
5.000%, 07/01/2042	6,855,000	8,060,388
State of Hawaii Airports System Revenue
5.000%, 07/01/2047	8,050,000	8,892,112
		16,952,500
Idaho - 1.08%
Idaho Housing & Finance Association
5.000%, 08/15/2047	7,040,000	8,205,900
Illinois - 5.18%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024 (e)	815,000	784,956
Boone Mchenry & Dekalb Counties Community Unit School District No. 100
0.000%, 12/01/2023 (e)	520,000	504,936
0.000%, 12/01/2023 (e)	615,000	596,388
0.000%, 12/01/2024 (e)	365,000	344,024
Chicago Board of Education
0.000%, 12/01/2022 (e)	840,000	832,209
Chicago O'Hare International Airport
5.000%, 01/01/2037	2,000,000	2,108,755
5.000%, 01/01/2042	510,000	535,086
Chicago Transit Authority
5.000%, 06/01/2024	750,000	787,990
CommonSpirit Health
2.950%, 11/01/2022	1,725,000	1,731,627
Cook County School District No. 103
0.000%, 12/01/2022 (e)	850,000	842,241
Illinois Finance Authority
5.000%, 08/15/2047	5,000,000	5,641,255
Illinois State Toll Highway Authority
5.000%, 01/01/2046	5,000,000	5,635,924
Macon County School District No. 61
5.000%, 12/01/2040	1,580,000	1,775,148
Metropolitan Pier & Exposition Authority
0.000%, 12/15/2036 (e)	2,500,000	1,384,124
0.000%, 06/15/2026 (d)(e)	2,455,000	2,176,997
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	3,500,000	3,829,517
Railsplitter Tobacco Settlement Authority
5.000%, 06/01/2027	1,375,000	1,483,673
Regional Transportation Authority
5.750%, 06/01/2034	3,000,000	3,550,121
Sales Tax Securitization Corp.
5.000%, 01/01/2027	1,700,000	1,862,383
State of Illinois
5.000%, 03/01/2046	1,000,000	1,042,186
State of Illinois Sales Tax Revenue
6.000%, 06/15/2026	1,575,000	1,764,851
		39,214,391
Indiana - 6.05%
Avon Community School Building Corp.
5.000%, 07/15/2038	1,000,000	1,143,668
5.000%, 07/15/2039	2,990,000	3,415,673
5.000%, 01/15/2041	6,615,000	7,538,196
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	523,105
Franklin Township-Marion County Multiple School Building Corp.
5.000%, 07/15/2040	4,520,000	5,252,151
Greater Clark Building Corp.
6.000%, 07/15/2038	1,000,000	1,258,843
6.000%, 01/15/2042	5,250,000	6,590,307
Hammond Multi-School Building Corp.
5.000%, 07/15/2034	2,000,000	2,248,964
Indiana Finance Authority
5.000%, 10/01/2044	5,000,000	5,560,602
5.000%, 09/01/2036	1,000,000	1,057,324
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,350,000	1,436,972
Indiana Municipal Power Agency
5.000%, 01/01/2042	3,850,000	4,138,574
Indianapolis Local Public Improvement Bond Bank
5.000%, 01/01/2038	1,715,000	1,946,581
5.250%, 02/01/2039	2,155,000	2,467,060
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,243,876
		45,821,896
Iowa - 0.75%
Iowa Tobacco Settlement Authority
4.000%, 06/01/2049	5,750,000	5,712,400
Kentucky - 0.96%
County of Trimble, KY
1.300%, 09/01/2044	3,500,000	3,009,200
Grant County School District Finance Corp.
1.400%, 08/01/2022	85,000	85,016
Kentucky Bond Development Corp.
5.000%, 09/01/2049	3,000,000	3,326,892
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	815,000	831,150
		7,252,258
Louisiana - 1.26%
City of New Orleans, LA
5.000%, 12/01/2040	5,000,000	5,736,865
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 11/01/2032	1,200,000	1,302,308
5.000%, 12/01/2037	1,685,000	1,883,882
Tobacco Settlement Financing Corp.
5.250%, 05/15/2033	645,000	653,351
		9,576,406
Maine - 0.30%
Maine Governmental Facilities Authority
5.000%, 10/01/2038	2,010,000	2,290,730
Maryland - 1.10%
City of Baltimore, MD
5.000%, 07/01/2050	2,550,000	2,868,434
Maryland Stadium Authority
5.000%, 05/01/2050	2,500,000	2,908,104
State of Maryland Department of Transportation
5.000%, 12/01/2029	2,250,000	2,581,838
		8,358,376
Massachusetts - 0.33%
Massachusetts Educational Financing Authority
5.000%, 07/01/2028	2,250,000	2,477,213
Michigan - 4.90%
Bedford Public School District
5.000%, 05/01/2037	1,150,000	1,317,506
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,083,259
City of Detroit, MI
4.000%, 04/01/2044	3,000,000	2,410,843
5.000%, 04/01/2046	1,850,000	1,933,037
Detroit City School District
5.250%, 05/01/2027	715,000	809,742
Garden City School District, MI
5.000%, 05/01/2046	1,505,000	1,697,733
5.000%, 05/01/2048	1,640,000	1,846,358
Kalamazoo Economic Development Corp.
2.625%, 05/15/2025	1,150,000	1,114,768
Michigan Finance Authority
1.250%, 06/01/2030	115,000	115,000
3.267%, 06/01/2039	6,000,000	5,176,759
3.875%, 10/01/2023	250,000	252,700
5.000%, 12/01/2041	1,990,000	2,166,018
Michigan Strategic Fund
4.000%, 10/01/2061	2,250,000	2,304,765
Schoolcraft Community Schools
5.000%, 05/01/2046	2,000,000	2,282,785
Thornapple Kellogg School District
5.000%, 05/01/2043	2,360,000	2,684,730
Walled Lake Consolidated School District
5.000%, 05/01/2045	2,300,000	2,607,169
5.000%, 05/01/2047	4,950,000	5,645,599
Western Michigan University
5.000%, 11/15/2046	1,500,000	1,716,157
		37,164,928
Minnesota - 0.93%
City of Minneapolis, MN
5.000%, 03/01/2029	450,000	455,317
5.750%, 07/01/2055	2,000,000	2,092,649
City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,029,776
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	804,062
Minnesota Municipal Gas Agency
4.000%, 12/01/2027	2,500,000	2,665,167
		7,046,971
Missouri - 2.07%
City of Kansas City, MO
5.000%, 09/01/2033	1,000,000	1,160,089
Jackson County School District
5.500%, 03/01/2035	1,015,000	1,195,590
5.500%, 03/01/2037	990,000	1,163,379
Metropolitan St. Louis Sewer District
5.000%, 05/01/2047	2,875,000	3,349,637
Missouri Joint Municipal Electric Utility Commission
5.000%, 12/01/2040	2,000,000	2,163,945
Platte County Reorganized School District
5.250%, 03/01/2040	4,600,000	5,429,966
St. Louis County Industrial Development Authority
5.125%, 09/01/2048	1,250,000	1,222,545
		15,685,151
Nebraska - 0.30%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,242,252
Nevada - 0.53%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,256,368
County of Clark, NV Department of Aviation
5.000%, 07/01/2041	2,500,000	2,792,896
		4,049,264
New Hampshire - 0.29%
New Hampshire Health and Education Facilities Authority Act
5.000%, 07/01/2041	2,065,000	2,205,488
New Jersey - 1.12%
Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,106,848
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	985,207
5.500%, 01/01/2027	300,000	311,101
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2027	765,000	852,313
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2037 (e)	395,000	223,209
0.000%, 12/15/2038 (e)	1,000,000	538,108
0.000%, 12/15/2027 (e)	2,210,000	1,907,847
0.000%, 12/15/2030 (e)	1,870,000	1,452,777
Tobacco Settlement Financing Corp.
5.000%, 06/01/2033	1,035,000	1,113,039
		8,490,449
New York - 5.39%
Build NYC Resource Corp.
4.000%, 06/15/2031	600,000	578,782
4.000%, 06/15/2041	1,350,000	1,224,037
City of New York, NY
5.000%, 12/01/2037	2,000,000	2,238,568
New York City Municipal Water Finance Authority
5.000%, 06/15/2045	5,000,000	5,783,683
5.000%, 06/15/2050	3,260,000	3,705,337
New York State Dormitory Authority
2.692%, 07/01/2035	1,000,000	818,348
2.742%, 07/01/2036	1,205,000	970,506
2.792%, 07/01/2037	1,200,000	953,568
2.842%, 07/01/2038	1,100,000	861,305
5.000%, 03/15/2046	2,650,000	3,019,081
New York Transportation Development Corp.
5.000%, 12/01/2037	1,280,000	1,367,844
5.000%, 12/01/2032	3,900,000	4,233,443
Port Authority of New York & New Jersey
5.000%, 09/01/2032	1,525,000	1,593,239
5.000%, 10/15/2040	3,165,000	3,503,858
5.000%, 10/15/2041	2,500,000	2,763,341
Triborough Bridge & Tunnel Authority
5.000%, 05/15/2047	2,000,000	2,292,960
5.000%, 05/15/2041	4,245,000	4,902,589
		40,810,489
North Carolina - 1.31%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2042	5,035,000	5,825,297
Durham Housing Authority
2.000%, 09/01/2024	1,000,000	998,389
North Carolina Medical Care Commission
2.500%, 10/01/2024	740,000	725,180
State of North Carolina
5.000%, 05/01/2033	1,955,000	2,351,646
		9,900,512
North Dakota - 0.29%
City of Larimore, ND
0.850%, 05/01/2024	2,000,000	1,914,539
City of Mandan, ND
2.750%, 09/01/2041	310,000	280,750
		2,195,289
Ohio - 1.83%
City of Columbus, OH
5.000%, 04/01/2038	1,575,000	1,874,961
County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,419,618
County of Hamilton, OH
3.374%, 06/01/2034	3,020,000	2,797,572
Franklin County Convention Facilities Authority
5.000%, 12/01/2046	3,000,000	3,361,505
Licking Heights Local School District
5.000%, 10/01/2042	1,000,000	1,111,874
Ohio Higher Educational Facility Commission
3.750%, 12/01/2023	1,215,000	1,210,528
State of Ohio
5.000%, 01/01/2037	500,000	558,524
5.000%, 01/01/2038	430,000	479,405
5.000%, 01/01/2039	920,000	1,023,705
		13,837,692
Oregon - 0.82%
Clackamas County Hospital Facility Authority
2.750%, 11/15/2025	500,000	493,984
5.375%, 11/15/2055	500,000	504,802
Hospital Facilities Authority of Multnomah County Oregon
0.950%, 06/01/2027	1,000,000	900,741
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	464,825
5.000%, 08/15/2045	2,420,000	2,613,182
Oregon State Lottery
5.000%, 04/01/2039	1,000,000	1,194,699
		6,172,233
Pennsylvania - 4.09%
City of Philadelphia, PA Water & Wastewater Revenue
5.000%, 11/01/2045	1,730,000	1,938,445
Commonwealth Financing Authority
5.000%, 06/01/2034	1,750,000	1,924,528
5.000%, 06/01/2035	730,000	801,956
Delaware Valley Regional Finance Authority
1.416%, 09/01/2048	1,000,000	998,488
Geisinger Authority
5.000%, 04/01/2050	4,080,000	4,428,478
Hopewell Area School District
0.000%, 09/01/2026 (e)	900,000	797,629
Montour School District
5.000%, 04/01/2035	1,825,000	1,969,906
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	792,649
Pennsylvania State University
5.000%, 09/01/2038	1,500,000	1,766,839
Pennsylvania Turnpike Commission
5.000%, 12/01/2046	6,000,000	6,841,166
5.000%, 12/01/2045	2,500,000	2,790,164
5.000%, 12/01/2046	2,500,000	2,813,530
6.000%, 12/01/2030	625,000	740,676
6.375%, 12/01/2038	2,000,000	2,384,099
		30,988,553
Puerto Rico - 1.30%
Children's Trust Fund
5.375%, 05/15/2033	125,000	128,214
Commonwealth of Puerto Rico
0.000%, 07/01/2024 (e)	75,824	69,723
0.000%, 07/01/2033 (e)	189,697	112,585
0.000%, 11/01/2043 (e)	734,362	380,950
4.000%, 07/01/2033	147,407	144,556
4.000%, 07/01/2035	132,497	128,161
4.000%, 07/01/2037	113,718	109,995
4.000%, 07/01/2041	154,613	146,871
4.000%, 07/01/2046	160,797	150,437
5.250%, 07/01/2023	164,630	166,835
5.375%, 07/01/2025	164,169	172,883
5.625%, 07/01/2027	162,682	177,674
5.625%, 07/01/2029	160,042	177,089
5.750%, 07/01/2031	155,448	176,112
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	3,544,437	3,163,410
Puerto Rico Highway & Transportation Authority
5.850%, 03/01/2027 (d)	1,395,000	1,393,257
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2024 (e)	2,000,000	1,863,936
0.000%, 07/01/2029 (e)	1,589,000	1,211,342
		9,874,030
Rhode Island - 0.68%
City of Cranston, RI
5.000%, 08/01/2039	1,950,000	2,244,655
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	942,896
5.000%, 12/01/2025	525,000	569,261
5.000%, 12/01/2030	1,175,000	1,343,731
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	45,000	45,000
		5,145,543
South Carolina - 0.90%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	1,000,000	1,188,657
University of South Carolina
5.000%, 05/01/2046	4,970,000	5,596,987
		6,785,644
Tennessee - 0.74%
New Memphis Arena Public Building Authority
0.000%, 04/01/2030 (e)	750,000	703,105
0.000%, 04/01/2031 (e)	1,500,000	1,415,748
Tennergy Corp.
4.000%, 12/01/2051	3,370,000	3,483,984
		5,602,837
Texas - 7.31%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,415,975
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,063,340
5.000%, 08/15/2033	610,000	704,954
5.000%, 08/15/2034	525,000	605,133
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	1,000,000	1,001,250
Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,378,171
City of Austin, TX Airport System Revenue
5.250%, 11/15/2047	2,410,000	2,721,484
City of Austin, TX Water & Wastewater System Revenue
5.000%, 11/15/2046	2,500,000	2,897,523
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	1,895,484
Clifton Higher Education Finance Corp.
6.000%, 03/01/2029	2,915,000	3,027,232
Colony Economic Development Corp.
7.250%, 10/01/2042	1,500,000	1,546,164
Colony Local Development Corp.
7.250%, 10/01/2033	700,000	724,724
County of Fort Bend, TX
5.000%, 03/01/2041	1,500,000	1,718,084
County of Harris, TX
1.616%, 08/15/2035	1,020,000	969,482
5.000%, 08/15/2034	1,000,000	1,093,653
Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	977,278
Lower Colorado River Authority
5.000%, 05/15/2051	3,925,000	4,318,017
New Hope Cultural Education Facilities Finance Corp.
10.000%, 12/01/2025 (c)(d)	1,000,000	1,082,964
North East Independent School District
5.250%, 02/01/2030	1,025,000	1,219,035
Port Authority of Houston of Harris County Texas
5.000%, 10/01/2041	5,000,000	5,835,876
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (c)	3,000,000	2,674,783
Pottsboro Higher Education Finance Corp.
2.000%, 08/15/2040	775,000	581,875
San Antonio Water System
5.000%, 05/15/2042	3,000,000	3,485,294
State of Texas
4.000%, 08/01/2033	1,315,000	1,419,989
4.000%, 08/01/2034	1,350,000	1,458,814
5.500%, 08/01/2033	1,000,000	1,108,788
Tarrant County Cultural Education Facilities Finance Corp.
5.000%, 10/01/2040	1,350,000	1,502,820
5.000%, 07/01/2036	1,500,000	1,623,853
5.250%, 11/15/2025	2,070,000	1,995,583
Texas Municipal Gas Acquisition & Supply Corp. III
5.000%, 12/15/2032	2,175,000	2,357,332
		55,404,954
Utah - 2.85%
City of Salt Lake City, UT Airport Revenue
5.250%, 07/01/2048	2,260,000	2,429,273
County of Utah, UT
5.000%, 05/15/2041	1,500,000	1,596,543
5.000%, 05/15/2043	3,405,000	3,759,070
Intermountain Power Agency
5.000%, 07/01/2042	5,500,000	6,359,795
Utah Associated Municipal Power Systems
5.000%, 09/01/2037	2,030,000	2,220,582
Utah Charter School Finance Authority
5.000%, 10/15/2035	1,500,000	1,590,873
5.000%, 04/15/2039	700,000	774,933
Wildflower Improvement Association
6.625%, 03/01/2031 (c)(d)	2,895,549	2,859,106
		21,590,175
Virginia - 0.35%
Arlington County Industrial Development Authority
5.000%, 07/01/2037	500,000	546,934
County of Botetourt, VA
6.000%, 07/01/2044	2,000,000	2,087,964
		2,634,898
Washington - 1.69%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026 (e)	450,000	404,778
City of Bellingham, WA Water & Sewer Revenue
5.000%, 08/01/2039	1,100,000	1,284,859
5.000%, 08/01/2041	1,225,000	1,426,253
Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,576,136
State of Washington
5.000%, 02/01/2046	5,000,000	5,796,590
Washington Health Care Facilities Authority
5.000%, 10/01/2038	1,555,000	1,624,402
Washington State Housing Finance Commission
2.375%, 01/01/2026 (c)	250,000	237,852
5.000%, 01/01/2055 (c)	500,000	463,706
		12,814,576
Wisconsin - 1.26%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,081,840
Plateville Redevelopment Authority
5.000%, 07/01/2022	170,000	170,530
Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,069,872
5.000%, 07/01/2038	2,550,000	2,888,595
9.000%, 06/01/2029 (c)(d)	2,000,000	1,998,395
Wisconsin Center District, WI Tax Revenue
0.000%, 12/15/2027 (e)	410,000	346,301
0.000%, 12/15/2028 (e)	255,000	207,324
0.000%, 12/15/2029 (e)	260,000	203,324
0.000%, 12/15/2030 (e)	460,000	344,976
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,180,000	1,263,724
		9,574,881
TOTAL MUNICIPAL BONDS (Cost $754,802,347)		719,308,129

SHORT-TERM INVESTMENTS - 4.48%
First American Government Obligations Fund - Class X, 0.657% (f)	33,945,177	33,945,177
TOTAL SHORT-TERM INVESTMENTS (Cost $33,945,177)		33,945,177

Total Investments (Cost $819,514,233) - 103.37%		783,257,595
Liabilities in Excess of Other Assets - (3.37)%		(25,521,083)
TOTAL NET ASSETS - 100.00%		$757,736,512

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at May 31, 2022. The coupon is based on an underlying pool of loans.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(d)	Represents an illiquid security. The total market value of these securities were $13,683,714, representing 1.81% of net assets as of May 31, 2022.
(e)	Represents a security issued at a discount to its face value but pays no interest.
(f)	Seven day yield at May 31, 2022.

Summary of Fair Value Exposure at May 31, 2022

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s investments carried at fair value:

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency Commercial Mortgage Backed Securities	$-	$20,145,187	$-	$20,145,187
Corporate Bonds	-	205,534	-
Non-Agency Commercial Mortgage Backed Securities	-	9,653,568	-	9,653,568
Municipal Bonds	-	719,308,129	-	719,308,129
Total Fixed Income	-	749,312,418	-	749,312,418

Short-Term Investments	33,945,177	-	-	33,945,177

Total Investments In Securities	$33,945,177	$749,312,418	$-	$783,257,595

For the period ended May 31, 2022, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2022.